10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income And Social Contribution Taxes
Undistributed earnings corresponds	R$ 2,560,052	R$ 3,401,418
Non-recognition of deferred tax on tax losses and negative basis	R$ 113,129